CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW FROM OPERATING ACTIVITIES:
Income (loss) from continuing operations	$ 5,402	$ (7,253)	$ (11,064)
Loss from discontinued operations			(289)
Net income (loss)	5,402	(7,253)	(11,353)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,090	1,688	1,897
Goodwill impairment			1,563
Accrued interest on convertible notes payable to a related party			2,687
Accrued interest on loan payable to a related party			59
Bad debt expense	272	260	303
Deferred income taxes	(651)	(35)	(103)
Loss on disposal of property and equipment	71
Equity loss (income) from investment in affiliate	790	(91)	(124)
Revaluation and related costs reimbursed to related party		8,139
Changes in assets and liabilities:
Accounts receivable, net	11,395	669	(249)
Receivable from related party	(2,200)
Prepaid expenses and other current assets	(13,562)	1,366	(3,680)
Other assets	485	(89)	28
Accounts payable	(2,548)	(30)	592
Accrued expenses and other current liabilities	(5,116)	(8,854)	11,311
VAT payable	3,999	(4,734)	4,540
Operating lease accounts, net	19	(102)
Other liabilities	23,786	(26)	(308)
Net cash provided by discontinued operations			253
Net cash provided by (used in) operating activities	24,232	(9,092)	7,416
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,197)	(1,884)	(2,917)
Capitalization of software costs	(603)
Proceeds from sale of property and equipment	67
Purchase of subsidiary in Sweden, net of acquired cash of $74			(989)
Purchase of subsidiary in Spain, net of acquired cash of $36			(184)
Investments	(150)	(1,800)	(131)
Deposits at (withdraws from) insurance companies	(226)	151	(295)
Repayments from (loan to) an affiliate		180	(180)
Net cash used in investing activities	(3,109)	(3,353)	(4,696)
CASH FLOW FROM FINANCING ACTIVITIES:
Borrowings (repayments) under lines of credit, net	(13,091)	8,076	1,485
Repayments of convertible notes payable to a related party		(29,572)	(2,381)
Proceeds from a related party		1,000
Repayments of loan payable to a related party	(1,538)	(368)	(1,100)
Proceeds from loan payable			2,288
Repayment of loan payable	(1,121)	(1,120)	(1,198)
Proceeds from sale of a subsidiary's preferred shares		80,000
Transaction costs		(6,054)
Increase (decrease) in bank overdrafts	(738)	(107)	845
Net cash provided by (used in) financing activities	(16,488)	51,855	(61)
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,594	(482)	(247)
INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6,229	38,928	2,412
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF YEAR	54,845	15,917	13,505
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF YEAR	61,074	54,845	15,917
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock issuance as reduction against convertible notes payable to related party	800	6,698	2,570
Sale of investment in White Line as reduction against convertible notes payable to related party			3,500
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for: Interest	613	1,963	836
Cash paid during the year for: Income taxes	$ 1,329	$ 3,129	$ 1,322